Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events

Note 9 – Subsequent events

a.	On October 7, 2022, the Company entered into Share Purchase Agreement (the “Agreement”) with the five shareholders of Naiz Fit (the “Sellers”), pursuant to which the Sellers agreed to sell to the Company all of the issued and outstanding shares of Naiz Bespoke Technologies, S.L., a limited liability company incorporated under the laws of Spain (“Naiz”). The acquisition of Naiz was completed on October 11, 2022.

In consideration of the purchase of the shares of Naiz, the agreement provides that the Sellers are entitled to receive (i) an aggregate amount of 240,000 shares (the “Equity Consideration”) of the Company’s common stock (the “Shares”), representing in the aggregate, immediately prior to the issuance of such shares at the closing of the transaction, not more than 19.9% of the issued and outstanding Shares and (ii) up to US$2,050,000 in cash (the “Cash Consideration”).

The Company shall make an additional cash payment (the “Shortfall Value”) of $459,240 to the Sellers within 45 days of the Company’s receipt of Naiz’s 2025 audited financial statements; provided that certain revenue targets are met.

The Cash Consideration will be paid to the Sellers in five installments, according to the following payment schedule: (i) US$500,000 at closing, (ii) up to US$500,000 within 45 days of the Company’s receipt of Naiz’s 2022 audited financial statements, (iii) up to US$350,000 within 45 days of the Company’s receipt of Naiz’s unaudited financial statements for the six months ended June 30, 2023, (iv) up to US$350,000 within 45 days of the Company’s receipt of Naiz’s unaudited financial statements for the six months ended December 31, 2023, and (v) up to US$350,000 within 45 days of the Company’s receipt of Naiz’s 2024 audited financial statements; provided that in the case of the second, third, fourth and fifth installments certain revenue targets are met.

The payment of the second, third, fourth and fifth cash installments are further subject to the continuing employment or involvement of two of the shareholders which holds key position by or with Naiz at the date such payment is due (except if a Key Person is terminated from Naiz due to a Good Reason (as defined in the Agreement).

The required information for purchase price allocation in accordance with the FASB ASC Topic 805 is not fully presented because the initial accounting of the business combination not yet completed as of the date of the financial statements, due to the short period since acquisition and since the acquiree accounting records are not yet final.

b.	On December 7, 2022, the Company’s board of directors approved a 1-for-25 reverse stock split of the Company issued and outstanding shares of common stock. The reverse stock split became effective on December 8, 2022. As a result, all shares of common stock, options for shares of common stock, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these financial statements.

NOTE 16 -	EVENTS SUBSEQUENT TO THE BALANCE SHEET DATE

a.

On February 7, 2022, the Company entered into Share Purchase Agreement (the “Agreement”), with Amar Guy Shalom and Elad Bretfeld (the “Sellers”), pursuant to which the Sellers agreed to sell to the Company all of the issued and outstanding equity of Orgad International Marketing Ltd., a company incorporated under the laws of the State of Israel (“Orgad”). The Sellers are the sole title and beneficial owners of 100% of the shares of Orgad. In consideration of the shares of Orgad, the Sellers are entitled to receive (i) up to $1,000,000 in cash (the “Cash Consideration”), (ii) an aggregate of 111,602 shares (the “Equity Consideration”) of the Company’s common stock, and (iii) earn-out payments of 10% of the operating profit of Orgad for the years 2022 and 2023. The transaction closed on the same day.

The Cash Consideration is payable to the Sellers in three installments, according to the following payment schedule: (i) $300,000 at closing, (ii) $350,000 payable on the two-year anniversary of the closing, and (iii) $350,000 payable on the three-year anniversary of the closing; provided that in the case of the second and third installments certain revenue targets are met and subject further to certain downward post-closing adjustment.

The Equity Consideration is payable to the Sellers according to the following payment schedule: (i) 50% at closing, and (ii) the remaining 50% will be issued in eight equal quarterly installments until the lapse of two years from closing, subject to certain downward post-closing adjustment.

The payment of the second and third cash installments, the equity installments and the earn out are further subject in each case to the Sellers being actively engaged with Orgad at the date such payment is due (except if Seller resigns due to reasons relating to material reduction of salary or adverse change in his position with Orgad or its affiliates).

The Agreement contains customary representations, warranties and indemnification provisions. In addition, the Sellers will be subject to non-competition and non-solicitation provisions pursuant to which they agree not to engage in competitive activities with respect to the Company’s business.

In connection with the Agreement, each of the Sellers entered into employment agreements with Orgad and six-month lock-up agreements with the Company.

The required information for purchase price allocation in accordance with the FASB ASC Topic 805 is not presented because the initial accounting for the business combination is incomplete as of the date of these financial statements due to the short period since acquisition and since the acquiree accounting records were not finalized.

b.

On December 7, 2022, the Company’s board of directors approved a 1-for-25 reverse stock split of the Company’s issued and outstanding shares of common stock. The reverse stock split became effective on December 8, 2022. As a result, all shares of common stock, options for shares of common stock, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these financial statements.